Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38877
Entity Registrant Name	Yunji Inc.
Entity Central Index Key	0001759614
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15/F, South Building
Entity Address, Address Line Two	Hipark Phase 2
Entity Address, Address Line Three	Xiaoshan District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
ADR [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each American depositary share representing one hundred Class A ordinary shares
Trading Symbol	YJ
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,016,418,532
Common Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,966,378,532
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	949,960,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15/F, South Building
Entity Address, Address Line Two	Hipark Phase 2
Entity Address, Address Line Three	Xiaoshan District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
City Area Code	86
Local Phone Number	86-571-8168 8920
Contact Personnel Name	Yeqing Cui
Contact Personnel Email Address	cuiyq@yunjiglobal.com